Share-Based Payments	12 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
NOTE 28:	SHARE-BASED PAYMENTS

The share-based payment expense related to stock options (“Options”) and restricted stock units (“RSU”) for employees, directors, consultants and former employees received was as follows:

	Year ended December 31,
	2024	2023
Equity-settled share-based payment plans	13,949	10,915

Options

During the year ended December 31, 2024, the Board approved stock option grants to purchase 9,010,000 common shares in accordance with the Long-Term Incentive Plan (the “LTIP Plan”) adopted on May 18, 2021 (year ended December 31, 2023: 13,156,250 common shares). All Options issued according to the LTIP Plan become exercisable when they vest and can be exercised for a maximum period of 5 years from the date of the grant.

On March 31, 2023, upon the voluntary surrender by Option holders, the Company cancelled outstanding Options exercisable for 10,535,000 common shares. The Company intended, but had no obligation, to grant new Options no less than 90 days after the cancellation date of the original Options to the persons who formerly held the cancelled Options. As the Options were cancelled without the concurrent grant of a replacement award, the cancellation was treated as a settlement for no consideration, and all remaining unrecognized share-based payment expense associated with the cancelled Options was accelerated for an amount of $914 during the first quarter of 2023.

Details of the outstanding stock options are as follows:

	Year ended December 31,
	2024		2023
	Number of Options	Weighted Average Exercise Price ($CAD)	Number of Options	Weighted Average Exercise Price ($CAD)
Outstanding, January 1,	20,939,387	2.41	21,804,233	3.47
Granted	9,010,000	2.96	13,156,250	2.58
Exercised	(2,644,873)	1.50	(3,047,346)	0.85
Cancelled	—	—	(10,633,750)	5.15
Forfeited	(142,500)	2.97	—	—
Expired	(296,250)	5.90	(340,000)	5.47
Outstanding, December 31,	26,865,764	2.64	20,939,387	2.41
Exercisable, December 31,	9,515,764	1.58	11,112,519	2.01

The weighted average contractual life of the outstanding Options as of December 31, 2024 was 3.7 years (December 31, 2023: 4.1 years).

The inputs used to value the stock option grants using the Black-Scholes model are as follows:

Grant date	May 22, 2024	August 23, 2024	September 5, 2024	September 30, 2024	December 18, 2024
Dividend yield (%)	—	—	—	—	—
Expected share price volatility (%)	83%	82%	82%	82%	81%
Risk-free interest rate (%)	4.64%	3.73%	3.61%	3.58%	4.35%
Expected life of stock options (years)	3	3	3	3	3
Share price (CAD)	2.55	3.07	2.62	3.03	2.60
Exercise price (CAD)	2.55	3.07	2.62	3.03	2.60
Fair value of options (USD)	0.97	1.16	1.00	1.15	0.92
Vesting period (years)	1.5	1.5	1.5	1.5	1.5
Number of options granted	330,000	400,000	480,000	7,200,000	600,000

Details of the RSUs are as follows:

	Year ended December 31,
	2024		2023
	Number of RSUs	Weighted Average Grant Price ($CAD)	Number of RSUs	Weighted Average Grant Price ($CAD)
Outstanding, January 1,	624,998	4.05	400,000	3.73
Granted	706,000	3.27	475,000	3.83
Settled	(416,666)	3.64	(250,002)	3.13
Forfeited	(16,666)	5.01	—	—
Outstanding, December 31,	897,666	3.61	624,998	4.05

During the year ended December 31, 2024, the Board approved the grant of 706,000 RSUs to certain members of executive management, which can be settled in common shares and vest between 33% and 50% after approximately one month from the grant date and an additional 25% to 33% approximately every 6 months. The fair value of the RSUs is based on the Company’s share price at the date of grant.

During the year ended December 31, 2023, the Board approved the grant of 475,000 RSUs to certain members of senior Management and to the Directors which vest 25% at the time of grant and an additional 25% every 6 months.

The weighted average value of the RSUs on the grant date was $2.41 per RSU (year ended December 31, 2023: $2.89 per unit).